UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 114.5%

Security	Shares	Value
Banking — 5.0%
Bank of Nova Scotia (1)	300,000	$10,155,000
Barclays PLC ADR	125,000	5,710,000
Canadian Imperial Bank of Commerce (1)	10,934	659,152
		$16,524,152

Broadcasting and Cable — 0.1%
Capital Radio PLC (1)	45,000	$380,140
		$380,140

Chemicals — 1.8%
Lyondell Chemical Co.	200,000	$5,784,000
		$5,784,000

Coal — 3.9%
Fording Canadian Coal Trust (1)	140,000	$10,801,000
Peabody Energy Corp.	25,000	2,022,750
		$12,823,750

Communications Services — 0.8%
Citizens Communications Co.	200,000	$2,758,000
		$2,758,000

Diversified Minerals — 1.8%
BHP Billiton Ltd. ADR	250,000	$6,005,000
		$6,005,000

Diversified Telecommunication Services — 9.3%
BCE, Inc.	250,000	$6,032,500
BellSouth Corp.	200,000	5,558,000
SBC Communications, Inc.	200,000	5,154,000
Telecom Corp. of New Zealand (1)	500,000	2,217,296
Telstra Corp. Ltd. (1)	2,000,000	7,697,898
Verizon Communications, Inc.	100,000	4,051,000
		$30,710,694

Drugs — 1.4%
GlaxoSmithKline PLC ADR	100,000	$4,739,000
		$4,739,000

Electrical Equipment — 1.1%
Emerson Electric Co.	50,000	$3,505,000
		$3,505,000

Engineering and Construction — 2.1%
Bouygues SA (1)	150,000	$6,929,482
		$6,929,482

Health Care - Equipment and Supplies — 0.5%
Baxter International, Inc.	50,000	$1,727,000
		$1,727,000

Lodging and Gaming — 0.5%
Harrah’s Entertainment, Inc.	25,000	$1,672,250
		$1,672,250

Machinery — 1.5%
Caterpillar, Inc.	50,000	$4,875,500
		$4,875,500

Metals - Gold — 2.9%
Freeport-McMoran Copper & Gold, Inc., Class B	250,000	$9,557,500
		$9,557,500

Metals - Industrial — 6.5%
Alumina Ltd. (1)	750,000	$3,470,064
Anglo American PLC ADR	125,000	2,973,750
Phelps Dodge Corp.	20,000	1,978,400
POSCO ADR	75,000	3,339,750
Rio Tinto PLC ADR	40,000	4,768,400
Southern Peru Copper Corp. (1)	100,000	4,721,000
		$21,251,364

Metals & Mining — 0.6%
AngloGold Ashanti Ltd. ADR	50,000	$1,817,500
		$1,817,500

Oil and Gas — 13.4%
BP PLC ADR	175,000	$10,220,000
ChevronTexaco Corp.	125,000	6,563,750
Enbridge, Inc.	200,000	9,956,000
Statoil ASA (1)	400,000	6,315,987
Total SA ADR	100,000	10,984,000
		$44,039,737

Oil and Gas - Equipment and Services — 1.8%
Halliburton Co.	150,000	$5,886,000
		$5,886,000

Oil and Gas - Exploration and Production — 10.3%
Kerr-McGee Corp.	170,000	$9,824,300
Occidental Petroleum Corp.	150,000	8,754,000
Suncor Energy, Inc. (1)	300,000	10,620,000
Valero Energy Corp.	100,000	4,540,000
		$33,738,300

Paper Products — 1.3%
Kimberly-Clark de Mexico SA de CV (1)	1,250,000	$4,317,305
		$4,317,305

Printing and Business Products — 0.8%
Donnelley (R.R.) & Sons Co.	75,000	$2,646,750
		$2,646,750

REITS — 9.6%
AvalonBay Communities, Inc.	25,000	$1,882,500
Boston Properties, Inc.	50,000	3,233,500
Developers Diversified Realty Corp.	50,000	2,218,500
Federal Realty Investment Trust	50,000	2,582,500
Liberty Property Trust, Inc.	50,000	2,160,000
Plum Creek Timber Co., Inc.	250,000	9,610,000
Public Storage, Inc.	81,400	4,538,050
Rayonier, Inc.	75,000	3,668,250
Simon Property Group, Inc.	25,000	1,616,750
		$31,510,050

Retail - General — 1.3%
May Department Stores Co. (The)	150,000	$4,410,000
		$4,410,000

Shipping — 0.6%
Alexander & Baldwin, Inc.	50,000	$2,121,000
		$2,121,000

Software — 0.3%
Microsoft Corp.	40,000	$1,068,400
		$1,068,400

Telecommunication Services — 1.2%
BT Group PLC (1)	1,000,000	$3,904,973
		$3,904,973

Telecommunications — 3.0%
Sprint Corp.	400,000	$9,940,000
		$9,940,000

Telephone Utilities — 1.2%
Telefonos de Mexico SA ADR	100,000	$3,832,000
		$3,832,000

Tobacco Company — 1.9%
Altria Group, Inc.	100,000	$6,110,000
		$6,110,000

Trucks and Parts — 1.2%
Paccar, Inc.	50,000	$4,024,000
		$4,024,000

Utilities - Electric — 21.8%
ALLETE, Inc.	50,000	$1,837,500
American Electric Power Co., Inc.	200,000	6,868,000
Dominion Resources, Inc.	150,000	10,161,000
Duke Energy Corp.	50,000	1,266,500
Enel SPA (1)	821,700	8,077,448
Entergy Corp.	125,000	8,448,750
Exelon Corp.	200,000	8,814,000
National Grid Transco PLC (1)	400,000	3,808,978
Pepco Holdings, Inc.	100,000	2,132,000
Pinnacle West Capital Corp.	125,000	5,551,250
Scottish Power PLC (1)	1,250,000	9,665,816
Wisconsin Energy Corp.	150,000	5,056,500
		$71,687,742

Utilities - Electrical and Gas — 1.7%
Edison International	175,000	$5,605,250
		$5,605,250

Utilities - Water — 3.3%
Severn Trent PLC (1)	200,000	$3,707,582
Veolia Environment (1)	200,000	7,241,323
		$10,948,905

Total Common Stocks (identified cost $321,340,238)		$376,850,744

Preferred Stocks — 25.8%

Banking — 16.2%
Abbey National PLC, 7.375% (1)	120,500	$3,259,525
ABN AMRO Capital Funding Trust VII, 6.08% (1)	150,000	3,763,500
Banco Santander, 6.41% (1) (2)	140,000	3,584,000
Barclays Bank PLC, 8.55% (1) (3) (4)	55,000	6,726,494
BNP Paribas Capital Trust, 9.003% (1) (2) (3) (4)	35,000	4,318,041
CA Preferred Fund Trust, 7.00% (1) (3)	55,000	5,799,425
Den Norske Bank, 7.729% (1) (3) (4)	36,000	4,173,912
First Republic Bank, 6.70%	30,000	783,000
HSBC Capital Funding LP, 9.547% (1) (3) (4)	40,000	4,988,948
Lloyds TSB Bank PLC, 6.90% (1) (3)	40,000	4,227,844
Royal Bank of Scotland Group PLC, 9.118% (1) (3)	50,000	6,211,900
UBS Preferred Funding Trust I, 8.622% (1) (2) (3)	43,700	5,353,123
		$53,189,712

Foods — 1.4%
Dairy Farmers of America, 7.875%(4)	45,000	$4,696,875
		$4,696,875

Insurance — 7.2%
Ace Ltd., 7.80%(1)	40,000	$1,067,200
AXA, 7.10% (1) (3)	45,000	4,755,456
ING Capital Funding Trust III, 8.439% (1) (3)	37,500	4,495,403
ING Group NV, 7.20% (1)	80,000	2,173,600
PartnerRe Ltd., 6.50%	120,000	3,019,200
Prudential PLC, 6.50% (1) (3)	20,000	2,015,308
RenaissanceRe Holdings Ltd., 6.08% (1)	148,000	3,532,760
XL Capital Ltd., 7.625% (1)	12,000	323,160
Zurich Regcaps Fund Trust V (1) (2)	2,500	2,364,063
		$23,746,150

Investment Services — 0.7%
Lehman Brothers Holdings, Inc., 6.50% (2)	85,000	$2,306,900
		$2,306,900

Utilities - Gas — 0.3%
Southern Union Co., 7.55%	40,000	$1,118,000
		$1,118,000

Total Preferred Stocks (identified cost $83,952,212)		$85,057,637

Commercial Paper — 1.3%

	Principal Amount (000’s omitted)
Ranger Funding Co., LLC, 2.15%, 1/3/05	4,099	$4,098,510

Total Commercial Paper (at amortized cost, $4,098,511)		$4,098,510

Short-Term Investments — 1.8%

Investors Bank and Trust Company Time Deposit, 2.25%, 1/3/05	5,938	$5,938,000

Total Short-Term Investments (at amortized cost, $5,938,000)		$5,938,000

Total Investments — 143.4% (identified cost $415,328,961)		$471,944,891

Other Assets, Less Liabilities — 0.7%		$2,356,682

Auction Preferred Shares Plus Cumulative Unpaid Dividends (44.1%)		$(145,188,090)

Net Assets — 100.0%		$329,113,483

ADR	-	American Depository Receipt

REIT	-	Real Estate Investment Trust

(1)		Foreign security.

(2)		Variable rate security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $24,904,270 or 7.6% of the Fund’s net assets.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	46.8%	$220,723,685
United Kingdom	15.3%	72,319,710
Canada	10.2%	48,223,652
France	8.5%	40,027,727
Australia	3.6%	17,172,962
Norway	2.2%	10,489,899
Netherlands	2.2%	10,432,503
Mexico	1.7%	8,149,305
Italy	1.7%	8,077,448
Bermuda	1.7%	7,942,320
Switzerland	1.6%	7,717,186
Jersey, C.I.	1.1%	4,988,948
Peru	1.0%	4,721,000
Spain	0.8%	3,584,000
Republic of Korea	0.7%	3,339,750
New Zealand	0.5%	2,217,296
South Africa	0.4%	1,817,500
	100.0%	$471,944,891

The Portfolio did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$415,328,961
Gross unrealized appreciation	$57,563,001
Gross unrealized depreciation	(947,071)
Net unrealized appreciation	$56,615,930

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/S/ Duncan Richardson
Duncan Richardson President and Principal Executive Officer

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan Richardson
Duncan Richardson President and Principal Executive Officer

Date:	February 16, 2005

By:	/S/ James L. O’Connor
James L. O’Connor Treasurer and Principal Financial Officer

Date:	February 16, 2005